EMPLOYEE BENEFIT PLANS (Details 6) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Line Items]
Employee pension plan	$ 4,765	$ 5,565
Total	4,765	5,565
Employee pension plan [Member]
Disclosure of employee benefit plans [Line Items]
Employee pension plan	4,765	5,565
Total	$ 4,765	$ 5,565